CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Time charter, voyage and port terminal revenues	$ 211,701	$ 208,507	$ 190,734
Sales of products	39,347	60,267	46,350
Time charter, voyage and port terminal expenses	(33,564)	(47,653)	(42,428)
Direct vessel expenses	(74,746)	(72,187)	(72,713)
Cost of products sold	(36,811)	(58,011)	(42,760)
Depreciation of vessels, port terminals and other fixed assets	(24,146)	(21,264)	(19,555)
Amortization of intangible assets	(3,823)	(3,822)	(3,799)
Amortization of deferred drydock and special survey costs	(7,280)	(5,838)	(3,392)
General and administrative expenses	(14,008)	(14,764)	(14,617)
Recovery of/(provision for) losses on accounts receivable	52	(548)	(567)
Taxes other than income taxes	(11,976)	(9,275)	(7,912)
Gain on sale of assets	0	0	18
Loss on bond extinguishment	0	(27,281)	0
Interest expense and finance cost	(27,082)	(27,837)	(25,148)
Interest income	569	291	219
Foreign exchange differences, net	219	1,494	414
Other income, net	235	941	430
Income/(loss) before income taxes and noncontrolling interest	18,687	(16,980)	5,274
Income tax benefit	3,551	276	4,554
Net income/(loss)	22,238	(16,704)	9,828
Less: Net income attributable to the noncontrolling interest	0	0	(112)
Net income/(loss) attributable to Navios Logistics' stockholders	$ 22,238	$ (16,704)	$ 9,716
Earnings/(loss) per share attributable to Navios Logistics' stockholders, basic and diluted	$ 1.11	$ (0.84)	$ 0.49
Weighted average number of shares, basic and diluted	20,000	20,000	20,000